SECURITIES	12 Months Ended
Dec. 31, 2014
SECURITIES
SECURITIES

NOTE 2 - SECURITIES

The fair value of securities available-for-sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
U.S. government-sponsored entities	$11,000	$3	$(10)	$10,993
Residential agency mortgage-backed	43,248	188	(215)	43,221

Total	$54,248	$191	$(225)	$54,214

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
U.S. government-sponsored entities	$8,997	$1	$(90)	$8,906
Residential agency mortgage-backed	55,484	231	(817)	54,898

Total	$64,481	$232	$(907)	$63,804

The amortized cost, unrecognized gains and losses, and fair values of securities held-to-maturity were as follows:

	December 31, 2014
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Residential agency mortgage-backed	$11	$—	$—	$11
State and municipal	320	10	—	330

	$331	$10	$—	$341

	December 31, 2013
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Residential agency mortgage-backed	$15	$1	$—	$16
State and municipal	320	14	—	334

	$335	$15	$—	$350

Expected maturities of securities at December 31, 2014 were as follows.  Securities not due at a single maturity date (mortgage-backed securities) are shown separately.

	Available-for-Sale		Held-to-Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due after one year through five years	$10,000	$9,995	$205	$212
Due after five years through ten years	1,000	998	115	118
Residential agency mortgage-backed	43,248	43,221	11	11

	$54,248	$54,214	$331	$341

Securities with a carrying value of approximately $10,161 and $5,238 at December 31, 2014 and December 31, 2013 were pledged to secure public deposits and for other purposes as required or permitted by law.

The proceeds from sales of securities and the associated gains are listed below:

	2014	2013

Proceeds from sale	$11,296	$8,580
Gross realized gains	123	182

Securities with unrealized losses not recognized in income, by length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2014
	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
U.S. government-sponsored entities	$4,992	$(8)	$998	$(2)	$5,990	$(10)
Residential agency mortgage-backed	3,112	(10)	13,750	(205)	16,862	(215)

Total temporarily impaired	$8,104	$(18)	$14,748	$(207)	$22,852	$(225)

	December 31, 2013
	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
U.S. government- sponsored entities	$6,906	$(90)	$—	$—	$6,906	$(90)
Residential agency mortgage-backed	30,170	(548)	5,349	(269)	35,519	(817)

Total temporarily impaired	$37,076	$(638)	$5,349	$(269)	$42,425	$(907)

Unrealized losses on securities have not been recognized because the issuer’s securities are of high credit quality (rated AA or higher), management does not intend to sell and it is not more likely than not that management would be required to sell the securities prior to their anticipated recovery, and the decline in fair value was largely due to changes in interest rates.  The fair value is expected to recover as the securities approach maturity.